Notes Related to the Consolidated Statements of Financial Position - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	€ 2,218	€ 2,402	€ 1,500
Retirement benefits	56	44	25
Share based payments	1,307	1,120	758
Executive officers / VP and Qualified person [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	692	654	498
Retirement benefits	26	19	15
Share based payments	337	306	226
Executive committee [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	1,285	1,519	818
Retirement benefits	30	25	10
Share based payments	528	478	495
Board of directors [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	241	229	184
Share based payments	€ 442	€ 336	€ 37